Suspended Exploratory Well Costs (Tables)	12 Months Ended
Dec. 31, 2012
Net Change in Capitalized Exploratory Well Costs

The following table reflects the net change in capitalized exploratory well costs, excluding those related to Assets Held for Sale on our Consolidated Balance Sheets for the years ended December 31, 2012, 2011 and 2010 ($ in thousands):

	2012	2011	2010
Beginning Balance at January 1,	$11,756	$1,637	$5,107
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	95,980	106,045	34,330
Divested wells	0	0	(10,770)
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(70,518)	(95,926)	(23,016)
Capitalized exploratory well costs charged to expense	(250)	0	(4,014)

Ending Balance at December 31,	36,968	11,756	1,637
Less exploratory well costs that have been capitalized for a period of one year or less	(36,630)	(11,756)	(1,637)

Capitalized exploratory well costs for a period of greater than one year	$338	$0	$0
Number of projects that have exploratory well costs capitalized for a period of more than one year	2	0	0